8% SENIOR CONVERTIBLE DEBENTURES (Details Textual) (USD $)	3 Months Ended			12 Months Ended		72 Months Ended	75 Months Ended
	Mar. 31, 2014		Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Debt Instrument, Redemption [Line Items]
Debt Conversion, Converted Instrument, Amount	$ 4,784,000	[1]
Debt Conversion, Converted Instrument, Shares Issued				98,456,000
Debt Discount Written Off, Convertible Promissory Notes	(1,740,000)		0	(250,000)	0	(250,000)	(1,990,000)
Senior Debt Obligations [Member]
Debt Instrument, Redemption [Line Items]
Debt Conversion, Converted Instrument, Rate	8.00%
8% Senior Convertible Debentures [Member]
Debt Instrument, Redemption [Line Items]
Debt Conversion, Converted Instrument, Amount	3,091,000
Debt Conversion Converted Instrument Principal Amount	2,995,000
Debt Conversion Converted Instrument Accrued Interest Amount	96,000
Debt Conversion, Converted Instrument, Rate	8.00%
Debt Conversion, Converted Instrument, Shares Issued	77,405,866
Debt Discount Written Off, Convertible Promissory Notes	$ 1,740,000

[1]	The $4,784 was included with the debt discount in the statement of equity as result of the conversions of the convertible debt.